Business - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Apr. 28, 2021	Apr. 27, 2021 $ / shares
Description Of Merger [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.00001
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.000001
Exchange ratio			4.6432
Liquidity And Going Concern [Abstract]
Cash and cash equivalents	$ 6,942	$ 12,889
Accumulated deficit	407,841	259,054
Net current liabilities	141,200
Debt financing coming due within the next 12 months	116,200
Net loss	156,124	59,414
Negative cash flows from operating activities	$ 33,671	$ 29,678